Common Stock Issues (Details) (USD $)	Dec. 27, 2011	Oct. 31, 2011	Oct. 24, 2011	Sep. 14, 2011	Aug. 29, 2011	Aug. 17, 2011	Aug. 07, 2011	Jun. 30, 2011	Apr. 13, 2011	Jan. 06, 2011	Jan. 03, 2011
Common Stock Issues
Number of common stock shares/ options/warrants issues	273,972	150,000	204,081	238,095	100,000	300,000	125,000	100,000		3,000,000	3,000,000
Common stock share par value					$ 1.2			$ 1		$ 0.0625	$ 0.0625
Proceeds from stock issued	$ 200,000		$ 200,000	$ 200,000	$ 100,000			$ 100,000		$ 150,000	$ 150,000
Fair market value of the warrants issues		124,500			44,000	303,000	126,250	15,467		46,000
Redemption of common stock and warrants									$ 12,000,000